Cash and Cash Equivalents (Details)	Dec. 31, 2024	Dec. 31, 2023
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Interest rate of time deposits	0.00%	0.00%
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Interest rate of time deposits	18.00%	5.20%